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                    [Van Kampen Investments Inc. Letterhead]


                                                                         497 (j)


                                                     August 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

         Re: Van Kampen Equity Trust
             Rule 497(j) Filing (File Nos. 033-08122 and 811-04805)

Ladies and Gentlemen:

         Van Kampen Equity Trust, on behalf of each of the following twelve series: Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Moderate Fund and Van Kampen Asset Allocation Growth Fund; Van Kampen Core Equity Fund; Van Kampen Disciplined Small Cap Value Fund; Van Kampen Global Growth Fund; Van Kampen Leaders Fund; Van Kampen Mid Cap Growth Fund; Van Kampen Small Cap Growth Fund; Van Kampen Small Cap Value Fund; Van Kampen Utility Fund; and Van Kampen Value Opportunities Fund, filed via EDGAR on July 29, 2008 an electronically signed copy of Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485 (b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules, except for the Van Kampen Global Growth Fund Class A Shares, Class B Shares and Class C Shares Prospectus and the Class I Shares and Class R Shares Prospectus, which were filed as part of Post-Effective Amendment No. 69 to the Trust's Registration Statement. No changes were made to such Prospectuses of Van Kampen Global Growth Fund in this Post-Effective Amendment No. 71.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6724 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/ Elisa Mitchell
                                                     ------------------
                                                     Elisa Mitchell
                                                     Assistant Secretary